Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Vivint Solar
The Company is a party to a number of agreements with its sister company, Vivint Solar, Inc. (“Solar”). Historically, some of those agreements related to Solar’s use of certain of the Company’s information technology and infrastructure services; however, Solar stopped using such services in July 2017.  In August 2017, the Company entered into a sales dealer agreement with Solar, pursuant to which each company agreed to act as a non-exclusive dealer for the other party to market, promote and sell each other’s products. During the year ended December 31, 2019, 2018 and 2017 the Company charged $9.2 million, $17.3 million and $2.8 million, respectively of net expenses to Solar in connection with these agreements and was included in selling expenses in the accompanying consolidated statement of operations. The balance due from Solar in connection with these agreements and other expenses paid on Solar’s behalf was $2.2 million at December 31, 2019, and is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. As of December 31, 2018 the balance due from Solar was immaterial.
Other Related-party Transactions
The Company incurred additional expenses during the years ended December 31, 2019, 2018 and 2017, of approximately $2.5 million, $2.7 million, $3.5 million, respectively, for other related-party transactions including contributions to the charitable organization Vivint Gives Back, legal fees, and other services. These expenses were included in selling and general and administrative expenses in the accompanying consolidated statement of operations. Accrued expenses and other current liabilities at December 31, 2019 and 2018 included net payables associated with these related-party transactions of $1.0 million and $0.2 million, respectively.
On July 31, 2019, in an effort to deliver additional cost savings and cash-flow improvements, the Company completed a spin-off of Wireless, its wireless internet business. Associated with the spin-off, the Company and Wireless entered into a Transition Service Agreement (“TSA”) According to the TSA, Vivint performs specified services for Wireless, including human resources, information technology, and facilities. The Company invoices Wireless on a monthly basis for these agreed upon services. Additionally, Vivint cross charges Wireless for items not included in the TSA but that are paid for by Vivint on behalf of Wireless. Transactions associated with these services were $1.3 million for the year ended December 31, 2019. The Company recorded a reserve against the full balance due from Wireless in connection with the TSA as of December 31, 2019.
On November 16, 2012, the Company was acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors through certain mergers and related reorganization transactions (collectively, the “Transaction”). In connection with the Transaction, the Company engaged Blackstone Management Partners L.L.C. (“BMP”) to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses for such services of approximately $5.6 million, $4.1 million and $3.5 million during the years ended December 31, 2019, 2018 and 2017, respectively and was included in general and administrative expense in the accompanying consolidated statement of operations. Accrued expenses and other current liabilities at December 31, 2018 included a liability of $4.8 million to BMP related to the monitoring fee.
Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Company be obligated to pay more than $1.5 million during any calendar year. During the years ended December 31, 2019, 2018 and 2017 the Company incurred no costs associated with such services. Additionally, during the year ended December 31, 2019 the Company agreed to reimburse Blackstone for $1.8 million of certain other fees incurred by Blackstone for activities related to the Company and was included in general and administrative expenses in the accompanying consolidated statement of operations. The full amount was included in accrued expenses and other current liabilities as of December 31, 2019.
An affiliate of Blackstone participated as one of the arrangers in the Term Loan in September 2018 and as one of the initial purchasers in connection with the offering of the 2024 Notes in May 2019 and received approximately $1.2 million of total fees associated with these transactions.
During the year ended December 31, 2017, Blackstone Advisory Partners L.P., an affiliate of Blackstone participated as one of the initial purchasers of the 2022 notes in the February 2017 issuance and the 2023 notes in the August 2017 issuance and received fees at the time of closing of such issuances aggregating approximately $0.6 million.
In addition, GSO Capital Partners, an affiliate of Blackstone, is a participating lender in the Term Loan and receives proportional interest payments of the outstanding debt held. As of December 31, 2019, GSO Capital Partners holds $103.6 million of outstanding aggregate principal of the Term Loan.
In each of July 2019 and September 2018, Vivint Smart Home, Inc. contributed $4.7 million to the Company as a capital contribution.
Prepaid expenses and other current assets at December 31, 2018 included a receivable for $1.8 million, from certain members of management in regards to their personal use of the corporate jet.
From time to time, the Company does business with a number of other companies affiliated with Blackstone.
Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.